LIABILITIES PRESENTED AT FAIR VALUE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
LIABILITES PRESENTED AT FAIR VALUE [Abstract]
Contingent lender payment, percent of equity transaction	15.00%
Contingent lender payment, alternate amount of condiseration payable to the lender	$ 300
Derivative liability	840		1,093
Financial income from revaluation of liabilities presented at fair value	$ 253	$ 63